UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, Wisconsin 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, Wisconsin 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 765-6609

Date of fiscal year end:  February 29, 2012

Date of reporting period:  May 31, 2011

Item 1. Schedules of Investments.

American Trust Allegiance Fund
Schedule of Investments at May 31, 2011 (Unaudited)

Shares	COMMON STOCKS - 88.87%	Value

	Aerospace Product and Parts Manufacturing - 1.77%
10,190	Embraer S.A. - ADR	$329,035

	Basic Chemical Manufacturing - 1.98%
3,480	Praxair, Inc.	368,323

	Building Materials - 1.96%
9,580	Owens Corning, Inc.*	365,956

	Communications Equipment Manufacturing - 3.17%
10,090	Qualcomm, Inc.	591,173

	Computer & Peripheral Equipment Manufacturing - 9.07%
1,390	Apple, Inc.*	483,484
24,460	EMC Corp.*	696,376
3,020	International Business Machines Corp.	510,168
		1,690,028

	Computer Systems Design and Related Services - 4.60%
6,270	Accenture PLC - Class A#	359,835
33,880	Sapient Corp.*	497,697
		857,532

	Conglomerates - 4.35%
19,280	Loews Corp.	810,145

	Cut and Sew Apparel Manufacturing - 1.52%
2,840	VF Corp.	283,063

	Deep Sea, Coastal, and Great Lakes Water Transportation - 2.07%
7,870	Alexander & Baldwin, Inc.	385,394

	Depository Credit Intermediation - 2.58%
10,500	State Street Corp.	480,585

	Engine, Turbine, and Power Transmission Equipment Manufacturing - 2.52%
4,460	Cummins, Inc.	469,370

	Footwear Manufacturing - 2.59%
5,720	Nike, Inc. - Class B	483,054

	Grain and Oilseed Milling - 2.00%
9,350	General Mills, Inc.	371,849

	Insurance Carriers - 3.33%
7,840	Berkshire Hathaway, Inc. - Class B*	619,909

	Metal Ore Mining - 1.71%
6,170	Freeport-McMoRan Copper & Gold, Inc.	318,619

	Motor Vehicle Manufacturing - 4.16%
51,980	Ford Motor Co.*	775,542

	Natural Gas Distribution - 1.90%
12,850	Spectra Energy Corp.	354,531

	Oilfield Services - 1.69%
3,670	Schlumberger Ltd.#	314,592

	Oil and Gas Extraction - 3.75%
5,610	Apache Corp.	699,006

	Other Financial Investment Activities - 2.73%
3,920	Franklin Resources, Inc.	507,954

	Other Information Services - 3.18%
810	Google, Inc. - Class A*	428,506
9,932	Yahoo!, Inc.*	164,375
		592,881

	Petroleum and Coal Products Manufacturing - 2.69%
6,010	Exxon Mobil Corp.	501,655

	Real Estate Services - 0.98%
6,916	CB Richard Ellis Group, Inc. - Class A*	182,790

	Scientific Research and Development Services - 1.50%
10,000	The Babcock & Wilcox Co.*	280,500

	Semiconductor and Other Electronic Component Manufacturing - 5.38%
12,220	Molex, Inc.	334,461
18,920	Texas Instruments, Inc.	667,876
		1,002,337

	Soap, Cleaning Compound, and Toilet Preparation Manufacturing - 6.98%
11,450	Avon Products, Inc.	340,179
6,390	Colgate-Palmolive Co.	559,317
6,130	Tupperware Brands Corp.	401,270
		1,300,766

	Software Publishers - 6.12%
10,090	Adobe Systems, Inc.*	349,417
4,360	Autodesk, Inc.*	187,393
24,170	Microsoft Corp.	604,492
		1,141,302

	Timber Real Estate Investment Trust - 2.59%
11,900	Plum Creek Timber Company, Inc.	482,188
	TOTAL COMMON STOCKS (Cost $13,712,688)	16,560,079

Shares	PREFERRED STOCKS - 7.17%	Value
	Oil and Gas Extraction - 1.72%
10,250	Petroleo Brasileiro S.A. - Petrobras - ADR	320,415

	Scheduled Air Transportation - 1.84%
15,510	Tam S.A. - ADR	342,151

	Wired Telecommunications Carriers - 3.61%
14,930	Vivo Participacoes S.A. - ADR	673,642
	TOTAL PREFERRED STOCKS (Cost $1,149,059)	1,336,208

Shares	SHORT-TERM INVESTMENTS - 3.58%	Value

667,783	Fidelity Institutional Money Market Government Portfolio - Class I, 0.01% †	667,783
3,164	Reserve Primary Fund - Class 5+‡	—
	TOTAL SHORT-TERM INVESTMENTS (Cost $670,946)	667,783

	Total Investments in Securities (Cost $15,532,693) - 99.62%	18,564,070
	Other Assets in Excess of Liabilities - 0.38%	70,310
	Net Assets - 100.00%	$18,634,380

* Non-income producing security.
# U.S. traded security of a foreign issuer.
+Valued at a fair value in accordance with procedures established by the Fund's Board of Trustees.
‡ Illiquid security. As of May 31, 2011, the security had a value of $0 (0.0% of net assets).
The security was acquired between September 16, 2008 and October 22, 2008, and has a cost basis of $3,164.
† Rate shown is the 7-day yield as of May 31, 2011.
ADR - American Depository Receipt

American Trust Allegiance Fund
Notes to Schedule of Investments
May 31, 2011 (Unaudited)

Note 1 – Securities Valuation

The American Trust Allegiance Fund’s (the “Fund”) investments in securities are carried at their fair value. Securities that are primarily traded on a national securities exchange shall be valued at the last sales price on the exchange on which they are primarily traded on the day of valuation or, if there has been no sale price on such day, at the mean between the bid and asked prices. Securities primarily traded in the NASDAQ Global Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price (“NOCP”). If the NOCP is not available, such securities shall be valued at the last sale price on the day of valuation, or if there has been no sale on such day, at the mean between the bid and asked prices. Investments in open-end mutual funds are valued at their net asset value per share. Short-term securities having a maturity of less than 60 days are valued at their amortized cost, which approximates market value.

Securities for which market quotations are not readily available or if the closing price does not represent fair value, are valued following procedures approved by the Board of Trustees. These procedures consider many factors, including the type of security, size of holding, trading volume and news events.  Fair valuation may also be used for securities that are subject to legal or contractual restrictions on resale, securities for which no or limited trading activity has occurred for a period of time, or securities that are otherwise deemed to be illiquid.  Depending on the relative significance of the valuation inputs, these securities may be classified in either level 2 or level 3 of the fair value hierarchy.

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for majority security types.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
•
Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of May 31, 2011:

	Level 1	Level 2	Level 3	Total
Common Stocks
Agriculture, Forestry, and Hunting	$482,188	$—	$—	$482,188
Finance and Insurance	1,608,448	—	—	1,608,448
Information	1,734,183	—	—	1,734,183
Manufacturing	9,342,296	—	—	9,342,296

Mining	1,332,217	—	—	1,332,217
Professional, Scientific, and Technical Services	1,138,032	—	—	1,138,032
Real Estate and Rental and Leasing	182,790	—	—	182,790
Transportation and Warehousing	385,394	—	—	385,394
Utilities	354,531	—	—	354,531
Total Common Stocks	16,560,079	—	—	16,560,079
Preferred Stocks
Information	673,642	—	—	673,642
Mining	320,415	—	—	320,415
Transportation and Warehousing	342,151	—	—	342,151
Total Preferred Stocks	1,336,208	—	—	1,336,208
Short-Term Investments	667,783	—	—	667,783
Total Investments in Securities	$18,564,070	$—	$—	$18,564,070

Refer to the Fund’s Schedule of Investments for a detailed break-out of common stocks and preferred stocks by industry classification.  Transfers between levels are recognized at the end of the reporting period.  During the period ended May 31, 2011, the Fund recognized no significant transfers to/from Level 1 or Level 2.  There were no Level 3 securities held in the Fund during the quarter ended May 31, 2011.

Note 2 – Federal Income Taxes

The cost basis of investments for federal income tax purposes at May 31, 2011 was as follows*:

Cost of investments	$15,537,526

Gross unrealized appreciation	$3,236,872
Gross unrealized depreciation	(210,328)
Net unrealized appreciation	$3,026,544

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.  For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Advisors Series Trust

By (Signature and Title)* /s/ Douglas G. Hess
           Douglas G. Hess, President

Date   7/7/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Douglas G. Hess
Douglas G. Hess, President

Date  7/7/2011

By (Signature and Title)*  /s/ Cheryl L. King
 Cheryl L. King, Treasurer

Date  7/7/2011

* Print the name and title of each signing officer under his or her signature.